Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Concentrations [Abstract]
Concentrations

15.    Concentrations

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the six months ended June 30, 2023 and 2024:

	For the six months ended June 30,
	2023	2024
	(Unaudited)	(Unaudited)
	RMB	RMB
Customer C	22.7%	—
Customer E	13.6%	—
Customer F	—	17.2%
Customer G	—	13.7%
Customer H	—	12.8%

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchase for the six months ended June 30, 2023 and 2024:

	For the six months ended June 30,
	2023	2024
	(Unaudited)	(Unaudited)
	RMB	RMB
Supplier A	10.2%	20.4%
Supplier F	40.3%	—
Supplier G	—	15.7%
Supplier H	—	11.5%
Supplier I	—	11.2%
Supplier J	—	10.5%

17.    Concentrations

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended December 31, 2021, 2022 and 2023:

	For the Years Ended December 31,
	2021	2022	2023
Customer A	59%	—	—
Customer B	15%	—	—
Customer C	—	—	15%
Customer D		—	12%

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchase for the years ended December 31, 2021, 2022 and 2023:

	For the Years Ended December 31,
	2021	2022	2023
Supplier A	—	—	38%
Supplier B	50%	32%	—
Supplier C	34%	—	—
Supplier D	—	—	14%
Supplier E	13%	23%	—